Collateralized transactions - Fair Value of Securities Received as Collateral Available to Sell or Repledge (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Collateralized transactions
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥ 35,530	¥ 35,281
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 28,959	¥ 28,488